Schedule of Stockholder's Equity Note Warrants Or Rights Activity (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 1		$ 0
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 2		0
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 3		8,444,400
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 4 | CAD			CAD 1.00
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 5		$ 8,444,400
Share Based Payments Schedule Of Stockholder's Equity Note Warrants Or Rights Activity 6 | CAD			CAD 1.00
Blah 6 1	$ 8,444,400
Blah 6 2	0
Blah 6 3	1.00
Blah 6 4	0
Blah 6 5	1,750,831
Blah 6 6	$ 0
Blah 6 7	2.06
Blah 6 8	$ (14,400)
Blah 6 9	0
Blah 6 10	1.00
Blah 6 11	0
Blah 6 12	8,430,000
Blah 6 13	1,750,831
Blah 6 14	$ 1.00
Blah 6 15	2.06